UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September  30, 2012

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 5, 2012
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$449,256 	(thousands)


List of Other Included Managers:

NONE































































































































































































































Voting


 Market Value

Investment
Other
Authority
Security
Cusip
 (x1000)
Quantity
Discretion
Managers
Share
aapl
037833100
$770.51
1155
Sole
None
1155
acc
024835100
$7,791.86
177572
Sole
None
177572
axp
025816109
$9,359.04
164598
Sole
None
164598
ben
354613101
$8,231.36
65814
Sole
None
65814
bhi
057224107
$470.39
10400
Sole
None
10400
biel
09062H108
$0.14
60000
Sole
None
60000
big
089302103
$5,685.45
192206
Sole
None
192206
bmy
110122108
$300.58
8906
Sole
None
8906
bp
055622104
$420.08
9917
Sole
None
9917
cat
149123101
$314.05
3650
Sole
None
3650
cl
194162103
$257.33
2400
Sole
None
2400
cmcsa
20030N101
$14,056.19
393235
Sole
None
393235
cns
19247A100
$12,461.96
420728
Sole
None
420728
csco
17275R102
$6,052.47
316966
Sole
None
316966
cvx
166764100
$3,300.51
28316
Sole
None
28316
dgit
25400b108
$5,139.53
452623
Sole
None
452623
dis
254687106
$10,385.09
198644
Sole
None
198644
el
518439104
$8,984.17
145918
Sole
None
145918
eog
26875P101
$8,115.22
72425
Sole
None
72425
fcea
345550107
$12,275.03
774450
Sole
None
774450
fecof
30246x108
$2.37
170600
Sole
None
170600
finn
335720108
$505.08
122
Sole
None
122
fmer
337915102
$1,506.73
102429
Sole
None
102429
ge
369604103
$9,972.80
439137
Sole
None
439137
gmt
361448103
$9,023.04
212607
Sole
None
212607
gy
368682100
$12,258.35
1291712
Sole
None
1291712
hpq
428236103
$4,176.27
244799
Sole
None
244799
hwic
40441e102
$0.02
32165
Sole
None
32165
ibm
459200101
$712.59
3435
Sole
None
3435
intc
458140100
$7,816.25
345012
Sole
None
345012
jnj
478160104
$7,017.33
101833
Sole
None
101833
jpm
46625H100
$7,429.78
183542
Sole
None
183542
jwn
655664100
$8,710.66
157859
Sole
None
157859
kalu
483007704
$9,499.35
162688
Sole
None
162688
kft
50075n104
$235.53
5696
Sole
None
5696
kmb
494368103
$305.03
3556
Sole
None
3556
kmt
489170100
$7,063.18
190485
Sole
None
190485
l
540424108
$2,691.47
65232
Sole
None
65232
lkq
501889208
$9,684.08
524172
Sole
None
524172
lqdt
53635B107
$6,987.18
139162
Sole
None
139162
ltm
53217R207
$7,947.19
173747
Sole
None
173747
lzoex
52106n764
$4,054.70
203856.267
Sole
None
203856.3
mchx
56624r108
$4,256.73
1108524
Sole
None
1108524
mmp
559080106
$428.55
4900
Sole
None
4900
mo
02209s103
$262.68
7867
Sole
None
7867
mod
607828100
$5,069.70
686951
Sole
None
686951
mrk
58933Y105
$8,760.70
194272
Sole
None
194272
ndsn
655663102
$14,041.70
239824
Sole
None
239824
nfx
651290108
$5,454.57
174156
Sole
None
174156
noc
666807102
$6,787.82
102180
Sole
None
102180
nsp
45778Q107
$7,148.64
283339
Sole
None
283339
nvpt
669875106
$0.00
12000
Sole
None
12000
omn
682129101
$9,653.28
1275202
Sole
None
1275202
orcl
68389X105
$10,208.52
324492
Sole
None
324492
pfe
717081103
$672.02
27043
Sole
None
27043
pg
742718109
$407.56
5876
Sole
None
5876
pgr
743315103
$2,912.10
140410
Sole
None
140410
phm
745867101
$14,596.29
941696
Sole
None
941696
pm
718172109
$1,132.07
12587
Sole
None
12587
rexx
761565100
$127.78
9575
Sole
None
9575
rig
H8817H100
$5,289.43
117831
Sole
None
117831
rnp
19247x100
$214.68
12338
Sole
None
12338
sbux
855244109
$1,066.68
21035
Sole
None
21035
schw
808513105
$8,678.36
678792
Sole
None
678792
sivb
78486q101
$382.71
6330
Sole
None
6330
skul
83083j104
$6,444.28
468675
Sole
None
468675
slb
806857108
$10,811.45
149474
Sole
None
149474
spg
828806109
$12,091.82
79651
Sole
None
79651
swks
83088m102
$7,894.04
335061
Sole
None
335061
ter
880770102
$10,105.80
710675
Sole
None
710675
thc
88033G100
$9,213.65
1469481
Sole
None
1469481
ttek
88162G103
$10,911.21
415507
Sole
None
415507
twx
887317303
$7,496.91
165367
Sole
None
165367
vz
92343V104
$202.65
4447
Sole
None
4447
wfc
949746101
$7,830.26
226767
Sole
None
226767
wy
962166104
$11,174.83
427499
Sole
None
427499
wyn
98310W108
$14,619.25
278568
Sole
None
278568
xom
30231G102
$937.64
10253
Sole
None
10253